TRADE RECEIVABLES (Narrative) (Details) - ILS (₪)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Sales of equipment through credit cards
Bottom of range [Member]
Statement Line Items [Line Items]
Interest rate on trade receivables	4.22%	4.47%
Top of range [Member]
Statement Line Items [Line Items]
Interest rate on trade receivables	4.53%	4.72%